Non-controlling Interest (“NCI”) (Tables)	12 Months Ended
Mar. 31, 2024
Interests In Other Entities [Abstract]
Change in Non-Controlling Interest
The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, June 30, 2022	—	511	511
Acquired through business acquisitions (Note 12)	25,925	—	25,925
Change in ownership interests in net assets	11,923	—	11,923
Share of loss for the period	(4,944)	(2,354)	(7,298)
Balance, March 31, 2023	32,904	(1,843)	31,061
Additions	—	—	—
Change in ownership interests in net assets	12,208	—	12,208
Discontinued operations (Note 11)	—	2,572	2,572
Share of loss for the period	(3,519)	(225)	(3,744)
Balance, March 31, 2024	41,593	504	42,097